Net interest income (Tables)	12 Months Ended
Dec. 31, 2018
Net interest income
Schedule of net interest income

Skr mn	2018	2017	2016
Interest income
Loans to credit institutions	1,475	789	546
Loans to the public	2,534	2,265	1,992
Loans in the form of interest-bearing securities	672	629	722
Interest-bearing securities excluding loans in the form of interest-bearing securities	523	458	364
Derivatives	-210	-372	-552
Administrative remuneration CIRR-system(1)	157	125	116
Other assets	2	2	0
Total interest income	5,153	3,896	3,188

Interest expenses
Interest expenses excl. resolution fee	-3,445	-2,020	-1,339
Resolution fee	-266	-193	-102
Total interest expenses	-3,711	-2,213	-1,441
Net interest income	1,442	1,683	1,747

Skr mn	2018	2017	2016
Interest income were related to:
Available-for-sale financial assets(2)	—	426	292
Financial assets at fair value through profit or loss	574	253	93
Derivatives used for hedge accounting	-261	-253	-379
Financial assets at amortized cost(3)	4,840	3,470	3,182
Total interest income	5,153	3,896	3,188

Interest expenses were related to:
Available-for-sale financial assets(2)	—	-93	-46
Financial liabilities at fair value through profit or loss	704	278	12
Financial assets measured at fair value through profit or loss – negative interest on income	-104	—	—
Financial assets measured at amortized cost - negative interest income	-27	-37	-61
Derivatives used for hedge accounting	106	1,479	2,452
Financial liabilities at amortized cost(4)	-4,390	-3,840	-3,798
Total interest expenses	-3,711	-2,213	-1,441
Net interest income	1,442	1,683	1,747

Schedule of interest income by geographical areas

Interest income geographical areas
Skr mn	2018	2017	2016
Sweden	2,458	1,724	1,358
Europe except Sweden	932	723	681
Countries outside of Europe	1,763	1,449	1,149
Total interest income(2)	5,153	3,896	3,188

Schedule of interest income by product group

Interest income per product group
Skr mn	2018	2017	2016
Lending to Swedish exporters	1,709	1,398	1,500
Lending to exporters’ customers(5)	1,452	1,251	1,042
Liquidity	1,992	1,247	646
Total interest income (2)	5,153	3,896	3,188
(1)	Including administrative remuneration for concessionary loans by Skr 2 million (2017: Skr 2 million; 2016: Skr 2 million).
(2)

From January 1, 2018, SEK applies IFRS 9 Financial Instruments, which replaces IAS 39 Financial Instruments. The category Available-for-sale was applied until 2017. These assets, liquidity investments, are from 2018 classified at fair value through profit or loss (FVTPL).

(3)	In conjunction with the transition to IFRS 9 the name on the category changed from Loans and receivables.
(4)	In conjunction with the transition to IFRS 9 the name on the category changed from Other financial liabilities.
(5)	In interest income for Lending to exporters’ customers, Skr 155 million (2017: Skr 123 million; 2016: Skr 114 million) represent remuneration from the CIRR-system (see Note 25).